Accounts payable and accrued expenses (Details) - USD ($)	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Payables and Accruals [Abstract]
Accounts payable	$ 149,940	$ 73,400	$ 49,011	$ 20,454	$ 157
Accrued salaries and benefits	60,975	21,376	43,323	44,365
Accrued bonuses	259,542	126,575	93,141
Accrued stock-based compensation	183,513	179,079	106,902	33,063	5,857
Other accrued expenses	183,146	143,216	74,913	24,632	52,425
Totals	$ 837,116	$ 543,646	$ 367,290	$ 122,514	$ 58,439